Income Taxes - Tax losses carry forwards (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Income Taxes
Total tax losses carry forwards	$ 551,545
2024
Income Taxes
Total tax losses carry forwards	227
2025
Income Taxes
Total tax losses carry forwards	59,719
2026
Income Taxes
Total tax losses carry forwards	106,030
2027
Income Taxes
Total tax losses carry forwards	50,463
2028
Income Taxes
Total tax losses carry forwards	59,405
2029
Income Taxes
Total tax losses carry forwards	68,687
2030
Income Taxes
Total tax losses carry forwards	37,607
2031
Income Taxes
Total tax losses carry forwards	34,690
2032
Income Taxes
Total tax losses carry forwards	98,215
2033
Income Taxes
Total tax losses carry forwards	$ 36,502